Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	000-56848
Entity Registrant Name	Feel The World, Inc.
Entity Central Index Key	0001690455
Entity Tax Identification Number	27-4419848
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 Interlocken Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(303)
Local Phone Number	447-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false